Long-Term Debt and Borrowing Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility (Textual) [Abstract]
Borrowing outstanding under credit agreement	$ 0	$ 0
Borrowings under credit agreement	0	0
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fees on the unused portion of the commitment	0.35%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fees on the unused portion of the commitment	0.20%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Agreement commitment	50.0
Accordion option	50.0
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Sub-facility for the issuance of LOCs	20.0
Outstanding letters of credit	5.8	8.4
Line of Credit [Member]
Line of Credit Facility [Line Items]
Swing line Facility	$ 5.0